Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Net book value, balance	$ 140,194
Depreciation	(3,752)	$ (3,095)
Net book value, balance	136,728
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, balance	166,958
Vessel additions	456
Depreciation
Vessel cost, balance	167,414
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, balance	(26,934)
Vessel additions
Depreciation	(3,752)
Accumulated depreciation, balance	(30,686)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value, balance	140,024
Vessel additions	456
Depreciation	(3,752)
Net book value, balance	$ 136,728